SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Cryptocurrencies (Details) - Product	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Cryptocurrency-denoted wealth management products [Abstract]
Number of wealth management products	2	2